Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
United States			$ 239.8	$ 201.9	$ 178.6
Foreign			(2.2)	(1.7)	14.6
Income before income taxes and equity in earnings of investee companies	13.7	34.5	237.6	200.2	193.2
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal			85.1	71.8	32.5
State and local			21.8	18.9	10.5
Foreign			5.2	4.9	12.0
Current Income Tax Expense (Benefit)			112.1	95.6	55.0
Deferred	(6.8)	(3.7)	(15.5)	(6.6)	32.8
Provision for income taxes	$ 5.9	$ 14.9	$ 96.6	$ 89.0	$ 87.8